CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Operating expenses
Research and development	$ (35,529,331)	$ (42,048,954)
General and administrative	(18,047,681)	(23,012,463)
Total operating expenses	(53,577,012)	(65,061,417)
Operating loss	(53,577,012)	(65,061,417)
Other income (expense), net	(61,848)	591,732
Loss before income tax	(53,638,860)	(64,469,685)
Income tax expense	(4,755)	(36,366)
Net loss	(53,643,615)	(64,506,051)
Of which: net loss attributable to controlling interests shareholders	(53,643,615)	(49,973,249)
Of which: net loss attributable to noncontrolling interests shareholders	0	(14,532,802)
Net unrealized gain on marketable securities and short-term investments	0	390,753
Actuarial income (loss) on employee benefit plans	(168,177)	269,893
Other comprehensive income (loss)	(168,177)	660,646
Comprehensive loss	(53,811,792)	(63,845,405)
Comprehensive loss attributable to controlling interests shareholders	(53,811,792)	(49,437,461)
Comprehensive loss attributable to noncontrolling interests	$ 0	$ (14,407,944)
Weighted-average number of shares, basic (in shares)	7,840,707	29,361,353
Weighted-average number of shares, diluted (in shares)	7,840,707	29,361,353
Basic net loss per share attributable to controlling interest shareholders (USD per share)	$ (6.84)	$ (1.70)
Diluted net loss per share attributable to controlling interest shareholders (USD per share)	$ (6.84)	$ (1.70)
Class A Ordinary Shares
Operating expenses
Weighted-average number of shares, basic (in shares)	0	29,361,353
Weighted-average number of shares, diluted (in shares)	0	29,361,353
Basic net loss per share attributable to controlling interest shareholders (USD per share)	$ 0	$ (1.70)
Diluted net loss per share attributable to controlling interest shareholders (USD per share)	$ 0	$ (1.70)
MoonLake AG Common Shares
Operating expenses
Weighted-average number of shares, basic (in shares)	7,840,707	0
Weighted-average number of shares, diluted (in shares)	7,840,707	0
Basic net loss per share attributable to controlling interest shareholders (USD per share)	$ (6.84)	$ 0
Diluted net loss per share attributable to controlling interest shareholders (USD per share)	$ (6.84)	$ 0